Note 12 - Derivative Instruments (Details Textual) - Interest rate swap contract [member] - CAD ($) $ in Millions	Jul. 31, 2024	Oct. 31, 2023
Statement Line Items [Line Items]
Notional amount	$ 22.4	$ 20.8
Hedging instrument, assets	22.4	20.8
Hedged item, assets	22.7
Other assets [member]
Statement Line Items [Line Items]
Financial assets	$ 150,000.0	$ 1.5